Note Fair Value of financial instruments- Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Letter Of Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 36	$ 36
Commitments To Extend Credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Fair Value Disclosure Off balance Sheet Risks Face Amount Asset	$ 7,600	$ 7,800